Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

The amounts of share-based compensation expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2019	2020	2021

	(in thousands)

Cost of revenues	$9	87	682
Research and development	339	4,467	17,662
General and administrative	50	368	2,367
Sales and marketing	59	603	3,163
Total compensation recognized in income	$457	5,525	23,874
Income tax benefit	$89	1,176	4,896

Schedule of RSUs activity under the long-term incentive plan

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2019	60,338	$7.98
Vested	(38,878)	8.29
Forfeited	(2,967)	7.98
Balance at December 31, 2019	18,493	7.34
Granted	1,402,714	3.44
Vested	(1,392,355)	3.47
Forfeited	(5,963)	6.57
Balance at December 31, 2020	22,889	3.88
Granted	2,604,545	10.39
Vested	(2,237,499)	10.37
Forfeited	(3,415)	4.38
Balance at December 31, 2021	386,520	10.17

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2019	2020	2021

	(in thousands)

Cost of revenues	$-	70	676
Research and development	86	3,924	17,592
General and administrative	26	319	2,343
Sales and marketing	19	520	3,149
Total compensation recognized in income	$131	4,833	23,760
Income tax benefit	$30	1,044	4,896

Schedule of valuation assumptions

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term

Granted	2,226,690	$2.27	1.75
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2019	2,226,690	2.27	1.5
Granted	163,500	3.05	0.88
Exercised	(1,574,869)	2.32
Forfeited	(236,853)	2.30
Balance at December 31, 2020	578,468	2.36	0.54
Exercised	(524,387)	2.37
Expired	(54,081)	2.27
Balance at December 31, 2021	-	-	-
Exercisable at December 31, 2021	-	-	-

Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2019	546,000	$0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(25,000)	0.9139
Expired	(521,000)	0.9139
Balance at December 31, 2019	-	-	-
Exercisable at December 31, 2019	-	-

Imaging Taiwan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2019	1,359,000	$0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(209,000)	0.9139
Expired	(1,135,000)	0.9139
Balance at December 31, 2019	15,000	0.9139	-
Expired	(15,000)	0.9139
Balance at December 31, 2020	-	-	-
Exercisable at December 31, 2020	-	-

Himax Display
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2019	1,911,000	$1.986	0.75
Granted	-	-
Exercised	-	-
Forfeited	(22,200)	1.986
Expired	(1,888,800)	1.986
Balance at December 31, 2019	-	-	-
Exercisable at December 31, 2019	-	-

CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.82%
Expected term (years)	3.125
Risk-free interest rate	0.223%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	-	$-
Granted	2,791,000	0.36
Exercised	-	-
Forfeited	(120,000)	0.36
Balance at December 31, 2021	2,671,000	0.36	3.5
Exercisable at December 31, 2021	-	-

Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	30.06%
Expected term (years)	1.25
Risk-free interest rate	0.107%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	-	$-
Granted	1,000,000	0.65
Exercised	-	-
Forfeited	(90,000)	0.65
Balance at December 31, 2021	910,000	0.65	1.0
Exercisable at December 31, 2021	-	-